SELECTED UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2012
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA

29. SELECTED UNAUDITED QUARTERLY FINANCIAL DATA

        A summary of selected unaudited quarterly financial data for the years ended December 31, 2012 and 2011 is as follows (dollars in millions):

	Three months ended
	March 31, 2012(1)	June 30, 2012	September 30, 2012(1)	December 31, 2012(1)(2)
Revenues	$2,913	$2,914	$2,741	$2,619
Gross profit	554	532	542	413
Restructuring, impairment and plant closing costs	—	5	47	40
Income (loss) from continuing operations	170	133	121	(44)
Income (loss) before extraordinary gain	166	131	120	(44)
Net income (loss)	166	131	121	(43)
Net income (loss) attributable to Huntsman International LLC	166	127	117	(45)

	Three months ended
	March 31, 2011	June 30, 2011	September 30, 2011(3)	December 31, 2011(4)
Revenues	$2,679	$2,934	$2,976	$2,632
Gross profit	465	505	495	393
Restructuring, impairment and plant closing costs	7	9	155	(4)
Income (loss) from continuing operations	81	127	(39)	88
Income (loss) before extraordinary gain	67	126	(29)	92
Net income (loss)	68	127	(29)	94
Net income (loss) attributable to Huntsman International LLC	63	117	(31)	104
(1)
During 2012, our Polyurethanes segment implemented a restructuring program to reduce annualized fixed costs by $75 million by the third quarter of 2013. In connection with this program, we recorded restructuring expenses of $5 million, $32 million and $1 million in the first, third and fourth quarters of 2012, respectively.

(2)
During the fourth quarter of 2012, our Advanced Materials segment began implementing a global transformational change program, subject to consultation with relevant employee representatives, designed to improve the segment's manufacturing efficiencies, enhance commercial excellence and ensure its long-term global competitiveness. In connection with this global transformational change program, we recorded charges of $28 million related primarily to workforce reduction costs.

  Also during the fourth quarter of 2012, we recorded a loss on early extinguishment of debt of $77 million in connection with the redemption of $400 million of our 2016 Senior Notes.

(3)
During the quarter ended September 30, 2011, we announced plans to implement a significant restructuring of our Textile Effects business, including the closure of our production facilities and business support offices in Basel, Switzerland. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction and a noncash $53 million charge for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility.

(4)
During the quarter ended December 31, 2011, our Advanced Materials division completed the sale of its stereolithography resin and Digitalis® machine manufacturing businesses to 3D Systems Corporation and recognized a pre-tax gain of $34 million.